November 26, 2019

DEAN MID CAP VALUE FUND (the “Mid Cap Fund”)

DEAN SMALL CAP VALUE FUND (the “Small Cap Fund”)

Supplement to the Prospectus and Statement of Additional Information of the Dean Mid Cap Value Fund and the Dean Small Cap Value Fund (the “Funds”) dated July 29, 2019

Effective December 1, 2019, the “Fees and Expenses of the Fund” section on page 6 of the Mid Cap Fund’s prospectus is modified as indicated below:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver/Expense Reimbursement[2]	(0.40)%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[1]	0.85%

1	The Management Fee and Total Annual Fund Operating Expenses have been restated to reflect the current management fee of 0.75%.
2	The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2020. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2020, except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$357	$648	$1,476

In addition, the third paragraph of the “Adviser” subsection of the “Additional Information About Management of the Funds” section on page 27 of the prospectus is deleted and replaced with the following:

For its services as investment adviser to the Funds, the Adviser is entitled to receive an investment advisory fee at the annual rate of 0.90% of the Small Cap Fund’s average daily net assets, and 0.75% of the Mid Cap Fund’s average daily net assets. Advisory fees are computed and accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and, to the extent necessary, reimburse certain Fund operating expenses, so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 0.85% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2020. Each waiver/expense payment by the Adviser for a Fund is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such reimbursement can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. The Adviser previously contractually agreed to waive its management fee and/or limit fund expenses under a different operating expense limitation agreement through July 31, 2017 and may recoup amounts waived or reimbursed under that agreement, to the extent permissible pursuant to the terms of that agreement, through March 31, 2020. During the fiscal year ended March 31, 2019, the Adviser received fees equal to 0.90% of the average daily net assets of the Small Cap Fund. For the fiscal year ended March 31, 2019, the Adviser received fees equal to 0.67% of the average daily net assets of the Mid Cap Fund after fee waivers and expense reimbursements.

Also, the second paragraph of the “Investment Management” section on page 14 of the Statement of Additional Information is deleted and replaced with the following:

The Small Cap Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of its average daily net assets. The Mid Cap Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of its average daily net assets. The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 1.25% of average daily net assets for the Small Cap Fund and 0.85% of average daily net assets for the Mid Cap Fund. The contractual agreement with respect to each Fund is in place through July 31, 2020. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. The Adviser previously contractually agreed to waive its management fee and/or limit Fund expenses under a different operating expense limitation agreement through July 31, 2017, and may recoup amounts waived or reimbursed under that agreement, to the extent permissible pursuant to the terms of that agreement, through March 31, 2020.

You should read this supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information dated July 29, 2019, and retain it for future reference.